Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 2,438,026	S/ 1,772,313
Financial assets, debt instruments measured at fair value through other comprehensive income	18,153,492	14,188,473
Financial assets, equity instruments measured at fair value through other comprehensive income	1,373,548	1,125,722
Financial assets at amortized cost	62,684,768	51,327,835
Total	84,649,834	68,414,343
Financial liabilities at fair value through profit or loss	271,326	222,305
Financial liabilities at amortized cost	78,868,378	62,245,027
Total	79,139,704	62,467,332
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	47,149,275	38,093,224
Total	47,149,275	38,093,224
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	28,971	169,138
Total	28,971	169,138
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	9,660,877	3,979,637
Total	9,660,877	3,979,637
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,778,751	6,890,290
Total	7,778,751	6,890,290
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	16,320	139,685
Total	16,320	139,685
Insurance contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	12,501,723	11,426,631
Total	12,501,723	11,426,631
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	271,326	222,305
Financial liabilities at amortized cost	1,732,461	1,546,422
Total	2,003,787	1,768,727
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	18,765,482	11,128,875
Total	18,765,482	11,128,875
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	18,105	85,006
Total	18,105	85,006
Financial liabilities at amortized cost		169,138
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	2,042,777	1,551,537
Financial assets, debt instruments measured at fair value through other comprehensive income	18,153,492	14,188,473
Financial assets, equity instruments measured at fair value through other comprehensive income	1,373,548	1,125,722
Financial assets at amortized cost	2,707,298	2,206,986
Total	24,277,115	19,072,718
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	40,519,423	37,136,853
Total	40,519,423	37,136,853
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	16,320	139,685
Total	16,320	139,685
Other accounts receivable and other assets, net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	395,249	220,776
Financial assets at amortized cost	658,140	630,430
Total	S/ 1,053,389	S/ 851,206